Borrowings - Schedule of Non-current and Current Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	€ 471,055	€ 628,938
Business combinations	29,890	0
Repayments	(306,150)	(159,719)
Proceeds	204,424	0
Other	3,403	1,836
At end of period	402,622	471,055
Non-current	113,285	184,880
Current	289,337	286,175
Committed loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	470,627	578,213
Business combinations	21,258	0
Repayments	(298,256)	(109,422)
Proceeds	119,924	0
Other	3,403	1,836
At end of period	316,956	470,627
Non-current	113,244	184,661
Current	203,712	285,966
Other financial loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	428	50,725
Business combinations	8,632	0
Repayments	(7,894)	(50,297)
Proceeds	84,500	0
Other	0	0
At end of period	85,666	428
Non-current	41	219
Current	€ 85,625	€ 209